Convertible Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Convertible Notes Payable

NOTE 5:	CONVERTIBLE NOTES PAYABLE

Convertible notes payable consists of the following:

	September 30, 2019	December 31, 2018

Convertible notes payable
1) Originated in October 2014	$-	$75,000
2) Originated in September 2017	1,083,500	985,000
3) Originated in October 2018	242,000	220,000
4) Originated in October 2018	121,000	110,000
5) Originated in April 2019	600,000	-
6) Originated in June 2019	63,000	-
	2,109,500	1,390,000
Debt discount and debt issuance cost	(798,208)	(1,070,523)
	1,311,292	319,477
Less current portion of convertible notes payable	1,311,292	161,227
Long-term convertible notes payable	$-	$158,250

During the three and nine months ended September 30, 2019, the Company recognized interest expense of $389,756 and $1,051,369, and amortization of debt discount, included in interest expense of $325,794 and $875,315, respectively. During the three and nine months ended September 30, 2018, the Company recognized interest expense of $13,408 and $22,115, with $0 amortization of debt discount included in interest expense.

Convertible notes payable consists of the following

1)	Non-interest bearing convertible note held by Blue Citi LLC (“Blue Citi”) for the original principal of $125,000, payable on demand and convertible at the option of the holder into common shares at the conversion price of $0.0375 per share. The outstanding principal for the convertible note was $0 as of September 30, 2019 and $75,000 as of December 31, 2018. During the nine months ending September 30, 2019 Blue Citi converted $75,000 of this convertible note into approximately 2,000,000 shares of common stock.

2)	Convertible note held by Blue Citi for a total principal of $1,083,500 as of September 30, 2019. On June 19, 2019, the Company and Blue Citi entered into an Amendment and Forbearance Agreement. Under this agreement, Blue Citi agreed to forbear from enforcing its rights under the note with regard to certain possible events of default, and further agreed to amend the note as follows:

a)	Blue Citi can convert the note into shares of the Company’s common stock only upon the earlier of (i) February 2020 or (ii) any event of default under the note.
b)	The face amount of the note was increased to $1,083,500.
c)	The interest rate was increased to 12% per annum.
d)	The conversion price shall be equal to 85% of the lesser of the lowest trading price of the Company’s common stock for (i) the 20 days immediately preceding June 19, 2019 or (ii) the 20 days immediately preceding the date of conversion.

Because the terms of the conversion features have changed, the Company has determined the derivative liability features no longer exist and has reduced the derivative liability associated with this note to $0 as of September 30, 2019, from $3,276,331 as of December 31, 2018.

3)	Convertible note held by SMEA2Z, LLC for a total principal of $242,000 as of September 30, 2019. On June 19, 2019, the Company and SMEA2Z entered into an Amendment and Forbearance Agreement. Under this agreement, SMEA2Z agreed to forbear from enforcing its rights under the note with regard to certain possible events of default, and further agreed to amend the note as follows:

a)	SMEA2Z can convert the note into shares of the Company’s common stock only upon the earlier of (i) April 15, 2020 or (ii) any event of default under the note.
b)	The face amount of the note was increased to $242,000.
c)	The interest rate was increased to 12% per annum.
d)	The conversion price shall be equal to 65% of the lesser of the lowest trading price of the Company’s common stock for (i) the 20 days immediately preceding June 19, 2019 or (ii) the 20 days immediately preceding the date of conversion. The note (i) accrues interest at the rate of 8% per annum and (ii) can be converted into shares of our common stock at a 30% discount to the lowest trading price during the twenty consecutive trading days immediately preceding the date of conversion.

Because the terms of the conversion features have changed, the Company has determined the derivative liability features no longer exist and has reduced the derivative liability associated with this note to $0 as of September 30, 2019, from $788,724 as of December 31, 2018.

4)	Convertible note held by AFT Funding Group, LLC for a total principal of $210,000 as of September 30, 2019. On June 19, 2019, the Company and AFT Funding Group entered into an Amendment and Forbearance Agreement. Under this agreement, AFT Funding Group agreed to forbear from enforcing its rights under the note with regard to certain possible events of default, and further agreed to amend the note as follows:

a)	AFT Funding can convert the note into shares of the Company’s common stock only upon the earlier of (i) April 15, 2020 or (ii) any event of default under the note.
b)	The face amount of the note was increased to $242,000.
c)	The interest rate was increased to 12% per annum.

d)	The conversion price shall be equal to 65% of the lesser of the lowest trading price of the Company’s common stock for (i) the 20 days immediately preceding June 19, 2019 or (ii) the 20 days immediately preceding the date of conversion. The note (i) accrues interest at the rate of 8% per annum and (ii) can be converted into shares of our common stock at a 30% discount to the lowest trading price during the twenty consecutive trading days immediately preceding the date of conversion.

Because the terms of the conversion features have changed, the Company has determined the derivative liability features no longer exist and has reduced the derivative liability associated with this note to $0 as of September 30, 2019, from $394,958 as of December 31, 2018.

5)	Convertible note held by Auctus Fund, LLC for a total principal amount of $600,000 as of September 30, 2019. The note (i) accrues interest at the rate of 12% per annum, (ii) can be converted into shares of our common stock at the lesser of $1.13, or a 50% discount to the lowest trading price during the twenty-five consecutive trading days immediately preceding the date of conversion, (iii) is convertible in whole or in part at any time after the four (4) month anniversary of the issuance of the Note, and (iv) has an original issue discount of $54,000.

6)	Convertible note held by Redstart Holdings Corp., for a total principal amount of $63,000 as of September 30, 2019. The note (i) accrues interest at a rate of 22% per annum, (ii) can be converted 180 days from June 12, 2019 at a discount of 39% to the lowest trading price during the twenty consecutive trading days immediately preceding the date of conversion, (iii) is due and payable June 12, 2020, and (iv) has an original issue discount of $3,000.

The Company determined that the conversion features, in the convertible notes, met the definition of a liability in accordance with ASC Topic No. 815 - 40, Derivatives and Hedging - Contracts in Entity’s Own Stock and therefore bifurcated the embedded conversion options once the notes becomes convertible and accounted for it as a derivative liability. The fair value of the conversion feature was recorded as a debt discount and amortized to interest expense over the term of the note.

The Company valued the conversion feature using the Black Scholes valuation model. The fair value of the derivative liability for all the notes that became convertible, including the notes issued in prior years, during the year ended September 30, 2018 amounted to $9,371, and $8,333 of the value assigned to the derivative liability was recognized as a debt discount to the notes while the balance of $1,038 was recognized as a “day 1” derivative loss.

NOTE 4:	CONVERTIBLE NOTES PAYABLE

Convertible notes payable consists of the following

	2018	2017

Convertible notes payable
1) Originated in October 2014	$75,000	$125,000
2) Originated in September 2017	985,000	-
3) Originated in October 2018	110,000	-
4) Originated in October 2018	220,000	-
	1,390,000	125,000
Debt discount and debt issuance cost	(1,070,523)	-
	319,477	125,000
Less current portion of convertible notes payable	161,227	125,000
Long-term convertible notes payable	$158,250	$-

During the year ended December 31, 2018 and 2017, the Company recognized interest expense of $43,394 and $0, and amortization of debt discount, included in interest expense of $236,144 and $0, respectively.

1)	Non-interest bearing convertible note held by Blue Citi LLC (“Blue Citi”) for the original principal of $125,000, payable on demand and convertible at the option of the holder into common shares at the conversion price of $0.00005 per share. The outstanding principal for the convertible note was $75,000 and $125,000 as of December 31, 2018 and December 31, 2017. During the year ending December 31, 2018, Blue Citi converted $50,000 of this convertible note into 1,000,000,000 shares of common stock. The embedded conversion feature in this note created a BCF totaling approximately $7,800,000 as of December 31, 2018.

2)	Convertible note held by Blue Citi for a total principal of $985,000 as of December 31, 2018. The note (i) accrues interest at the rate of 8% per annum; (ii) can be converted into shares of our common stock at a 10% discount to the lowest trading price during the ten consecutive trading days immediately preceding the date of conversion (40% discount upon an event of default under the note), and (iii) is due and payable upon the 18-month anniversary of its issuance.

In September 2018, this convertible note was issued to Blue Citi in connection with a restructuring (the “Convertible Note Restructuring”) of previously outstanding convertible notes with Blue Citi. Immediately prior to the issuance of this note, various convertible notes totaling $810,000 were outstanding with Blue Citi, along with associated accrued interest total $19,680.

The Company evaluated the terms of the conversion features of this convertible note in accordance with ASC 815, Derivatives and Hedging, and determined it is indexed to the Company’s common stock and that the conversion features meet the definition of a liability and therefore bifurcated the conversion feature and accounted for it as a separate derivative liability. The Company determined the value of the conversion feature using the binomial valuation model as follows:

Expected term	15-18 months
Expected stock price volatility	291-355%
Weighted-average risk-free interest rate	2.63-2.86%
Expected dividend	$0.00

On the issuance date, the fair value of the derivative liability for the note that became convertible amounted to $1,399,179. $976,667 of the value assigned to the derivative liability was recognized as a debt discount on the convertible note which will be amortized over the life of the convertible note while the balance of $422,512 was recognized as a “day 1” derivative loss.

During the year ended December 31, 2018, $1,877,152 was recorded as the change in fair value of the derivative liability within the consolidated statement of operations. As of December 31, 2018 a derivative liability totaling $3,276,331 was recorded.

3)	Convertible note held by SMEA2Z, LLC for a total principal of $220,000 as of December 31, 2018. The note (i) accrues interest at the rate of 8% per annum; (ii) can be converted into shares of our common stock at a 30% discount to the lowest trading price during the twenty consecutive trading days immediately preceding the date of conversion, and (iii) is due and payable upon the 9-month anniversary of its issuance, and (iv) has an original issue discount of $20,000.

The Company evaluated the terms of the conversion features of this convertible note in accordance with ASC 815, Derivatives and Hedging, and determined it is indexed to the Company’s common stock and that the conversion features meet the definition of a liability and therefore bifurcated the conversion feature and accounted for it as a separate derivative liability. The Company determined the value of the conversion feature using the binomial valuation model as follows:

Expected term	7-9 months
Expected stock price volatility	164-211%
Weighted-average risk-free interest rate	2.56-2.58%
Expected dividend	$0.00

On the issuance date, the fair value of the derivative liability for the note that became convertible amounted to $367,781. $200,000 of the value assigned to the derivative liability was recognized as a debt discount on the convertible note which will be amortized over the life of the convertible note while the balance of $167,781 was recognized as a “day 1” derivative loss.

During the year ended December 31, 2018, $420,943 was recorded as the change in fair value of the derivative liability within the consolidated statement of operations. As of December 31, 2018, a derivative liability totaling $788,724 was recorded.

4)	Convertible note held by AFT Funding Group, LLC for a total principal of $210,000 as of December 31, 2018. The note (i) accrues interest at the rate of 8% per annum; (ii) can be converted into shares of our common stock at a 30% discount to the lowest trading price during the twenty consecutive trading days immediately preceding the date of conversion, and (iii) is due and payable upon the 9-month anniversary of its issuance, and (iv) has an original issue discount of $10,000.

The Company evaluated the terms of the conversion features of this convertible note in accordance with ASC 815, Derivatives and Hedging, and determined it is indexed to the Company’s common stock and that the conversion features meet the definition of a liability and therefore bifurcated the conversion feature and accounted for it as a separate derivative liability. The Company determined the value of the conversion feature using the binomial valuation model as follows:

Expected term	7-9 months
Expected stock price volatility	167-214%
Weighted-average risk-free interest rate	2.56%
Expected dividend	$0.00

As of December 31, 2018, a liability totaling $394,958 was recorded and is included in long-term liabilities. This derivative liability was recorded with $110,000 of the value recognized as a debt discount on the convertible note which will be amortized over the life of the convertible note, and the remaining balance of $79,377 included in the change in fair value of the derivative liability within the consolidated statement of operations as of December 31, 2018.